  As filed with the Securities and Exchange Commission on December 30, 2002.

                                                               File No. 33-37577
                                                                       811-05439
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                     -------

         Post-Effective Amendment No.   18                          [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   97                                [X]
                                -------


                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485
----
 X   on January 27, 2003 pursuant to paragraph (b) of Rule 485
----
     60 days after filing pursuant to paragraph (a)(1) of Rule 485
----
     on _______, 2002 pursuant to paragraph (a)(1) of Rule 485
----
     this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The Prospectus and Statement of Additional Information are incorporated in Part A and Part B of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-37577), as filed on April 19, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated January 27, 2003, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment does not supercede Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 19, 2002, or any Post-Effective Amendment filed thereafter.

                            MASTERS VARIABLE ANNUITY
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

             SUPPLEMENT DATED JANUARY 27, 2003 TO THE PROSPECTUS AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

On January 15, 2003, shareholders approved a reorganization of certain Funds offered under your Contract. Effective January 24, 2003, these Funds, each called a "Target Fund" below, were reorganized into a corresponding "Acquiring Fund." As a result, all assets and liabilities of each Target Fund were transferred into the corresponding Acquiring Fund, and shareholders of each Target Fund received shares of the corresponding Acquiring Fund.

              TARGET FUND                            REORGANIZED INTO ACQUIRING FUND
              -----------                            -------------------------------
Hartford International Stock II HLS Fund        Hartford International Opportunities HLS Fund
Hartford Global Equity HLS Fund                 Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund            Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund              Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund              Hartford Stock HLS Fund

As a result, if any of your Contract Value was allocated to a Target Fund within your Contract, that Contract Value is now allocated to the corresponding Acquiring Fund, and the prospectus for your Contract is amended as follows:

All information relating to the Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund, and Hartford American Leaders HLS Fund is removed from the prospectus and statement of additional information.

The following Sub-Accounts and underlying Funds are added to the cover page of the prospectus:

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford International Opportunities HLS Fund

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Stock HLS Fund

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (As a percentage of net assets)

                                                                                                    TOTAL FUND
                                                                 MANAGEMENT          OTHER           OPERATING
                                                                    FEES            EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.45%            0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        0.47%            0.04%             0.51%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                              0.48%            0.03%             0.51%
-------------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                  0.75%            0.11%             0.86%
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        0.77%            0.04%             0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                       0.70%            0.11%             0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                               0.84%            0.10%             0.94%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                    0.74%            0.07%             0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                          0.63%            0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                             0.46%            0.03%             0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                               0.68%            0.05%             0.73%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                             0.90%            0.26%             1.16%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                 0.75%            0.04%             0.79%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                             0.40%            0.03%             0.43%
-------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                                   0.87%            0.05%             0.92%
-------------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                                  0.90%            0.05%             0.95%
-------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                     0.90%            0.12%             1.02%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                              0.61%            0.04%             0.65%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                                   0.89%            0.07%             0.96%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                                  0.63%            0.05%             0.68%
-------------------------------------------------------------------------------------------------------------------

The following is added to the Example at the end of the Fee Table:

------------------------------------------------------------------------------------------------------------------------------------
                 IF YOU SURRENDER YOUR CONTRACT:       IF YOU ANNUITIZE YOUR CONTRACT:       IF YOU DO NOT SURRENDER YOUR CONTRACT:
------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT     1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Hartford
International
Opportunities
HLS Fund        89      118       147      251         22      68       117      251            22      68       117      251
------------------------------------------------------------------------------------------------------------------------------------
Hartford Stock
HLS Fund        85      108       130      217         19      58       100      217            19      58       100      217
------------------------------------------------------------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under "The Funds":

Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management company. HL Investment Advisors, LLC serves as the investment adviser, and Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

Under the section entitled "Accumulation Unit Values" the following paragraph is added:

There is no information for Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------- --------------------- ------------- -------------- -------------- -------------
                               SUB-ACCOUNT                                                       SINCE
SUB-ACCOUNT                   INCEPTION DATE        1 YEAR         5 YEAR        10 YEAR       INCEPTION
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities HLS Fund           7/2/1990           -25.43%        -0.61%         4.19%           3.42%
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund        10/14/1987           -19.47%         9.47%        11.92%          12.28%
-------------------------- --------------------- ------------- -------------- -------------- -------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------- --------------------- ------------- -------------- -------------- -------------
                                   FUND                                                         SINCE
SUB-ACCOUNT                   INCEPTION DATE        1 YEAR         5 YEAR        10 YEAR      INCEPTION
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities HLS Fund           7/2/1990           -19.82%         0.00%         4.19%           3.42%
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund          8/31/1977          -13.41%         9.88%        11.92%          12.38%
-------------------------- --------------------- ------------- -------------- -------------- -------------



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-4352
033-37577

                            MASTERS+ VARIABLE ANNUITY
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

             SUPPLEMENT DATED JANUARY 27, 2003 TO THE PROSPECTUS AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

On January 15, 2003, shareholders approved a reorganization of certain Funds offered under your Contract. Effective January 24, 2003, these Funds, each called a "Target Fund" below, were reorganized into a corresponding "Acquiring Fund." As a result, all assets and liabilities of each Target Fund were transferred into the corresponding Acquiring Fund, and shareholders of each Target Fund received shares of the corresponding Acquiring Fund.

          TARGET FUND                              REORGANIZED INTO ACQUIRING FUND
          -----------                              -------------------------------
Hartford International Stock II HLS Fund           Hartford International Opportunities
HLS Fund Hartford Global Equity HLS Fund           Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund               Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund                 Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund                 Hartford Stock HLS Fund

As a result, if any of your Contract Value was allocated to a Target Fund within your Contract, that Contract Value is now allocated to the corresponding Acquiring Fund, and the prospectus for your Contract is amended as follows:

All information relating to the Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund, and Hartford American Leaders HLS Fund is removed from the prospectus and statement of additional information.

The following Sub-Accounts and underlying Funds are added to the cover page of the prospectus:

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford International Opportunities HLS Fund

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Stock HLS Fund

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (As a percentage of net assets)


                                                                                                    TOTAL FUND
                                                                 MANAGEMENT          OTHER           OPERATING
                                                                    FEES            EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                      0.45%            0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        0.47%            0.04%             0.51%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                              0.48%            0.03%             0.51%
-------------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                  0.75%            0.11%             0.86%
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        0.77%            0.04%             0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                       0.70%            0.11%             0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                               0.84%            0.10%             0.94%
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                    0.74%            0.07%             0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                          0.63%            0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                             0.46%            0.03%             0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                               0.68%            0.05%             0.73%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                             0.90%            0.26%             1.16%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                 0.75%            0.04%             0.79%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                             0.40%            0.03%             0.43%
-------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                                   0.87%            0.05%             0.92%
-------------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                                  0.90%            0.05%             0.95%
-------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                     0.90%            0.12%             1.02%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                              0.61%            0.04%             0.65%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                                   0.89%            0.07%             0.96%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                                  0.63%            0.05%             0.68%
-------------------------------------------------------------------------------------------------------------------

The following is added to the Example at the end of the Fee Table:

------------------------------------------------------------------------------------------------------------------------------------
                 IF YOU SURRENDER YOUR CONTRACT:       IF YOU ANNUITIZE YOUR CONTRACT:       IF YOU DO NOT SURRENDER YOUR CONTRACT:
------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT     1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Hartford
International
Opportunities HLS
Fund             89      128      147      251         22      68       117      251            22      68       117      251
------------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS
Fund             85      118      130      217         19      58       100      217            19      58       100      217
------------------------------------------------------------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under "The Funds":

Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management company. HL Investment Advisors, LLC serves as the investment adviser, and Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

Under the section entitled "Accumulation Unit Values" the following paragraph is added:

There is no information for Hartford International Opportunities HLS Fund and Hartford Stock HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------- --------------------- ------------- -------------- -------------- -------------
                               SUB-ACCOUNT                                                       SINCE
SUB-ACCOUNT                   INCEPTION DATE        1 YEAR         5 YEAR        10 YEAR       INCEPTION
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities
HLS Fund                        7/2/1990           -25.43%        -1.02%          4.19%          3.42%
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund       10/14/1987           -19.47%         9.19%         11.92%         10.53%
-------------------------- --------------------- ------------- -------------- -------------- -------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------- --------------------- ------------- -------------- -------------- -------------
                                   FUND                                                         SINCE
SUB-ACCOUNT                   INCEPTION DATE        1 YEAR         5 YEAR        10 YEAR      INCEPTION
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities
HLS Fund                       7/2/1990            -19.82%         0.00%          4.19%          3.42%
-------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund       8/31/1977            -13.41%         9.88%         11.92%         12.38%
-------------------------- --------------------- ------------- -------------- -------------- -------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4353
033-37577

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)  Exhibits:

     (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

     (2)  Not applicable.

     (3)  a) Form of Principal Underwriter and Servicing Agreement.(1)

          b) Form of Dealer Sales Agreement.(1)

     (4)  Form of Variable Annuity Contract.(2)

     (5)  Form of Application.(3)

     (6)  a) Articles of Incorporation of Fortis Benefits Insurance Company.(1)

          b) By-laws of Fortis Benefits Insurance Company.(1)

     (7)  Form of Reinsurance Contract.(1)

     (8)  Form of Participation Agreement.(1)

     (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

     (10) a)   Not applicable.(4)

     (10) b) Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.

     (10) c)   Consent of Ernst & Young LLP, Independent Public Accountants.

     (11) No Financial Statements are omitted.

     (12) Not applicable.

     (13) Not applicable.

     (14) Copy of Power of Attorney.

     (15) Organizational Chart.(1)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement File No. 33-37577 filed with the Commission on April 28, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 33-37577, dated April 19, 2002.

(4) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this Registration Statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

Item 25. Directors and Officers of Depositor

-----------------------------------------------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------------------------------------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer
-----------------------------------------------------------------------------------------------------
Benjamin Cutler (4)                          Executive Vice President (President -- Fortis Health)
-----------------------------------------------------------------------------------------------------
Michael John Peninger (3)                    Executive Vice President (President -- Group Nonmedical)
-----------------------------------------------------------------------------------------------------
J. Kerry Clayton (1)                         Chairman of the Board, Director
-----------------------------------------------------------------------------------------------------
Arie Aristide Fakkert (2)                    Director
-----------------------------------------------------------------------------------------------------
A.W. Feagin (5)                              Director
-----------------------------------------------------------------------------------------------------
Leslie Silvester (1)                         Director
-----------------------------------------------------------------------------------------------------
Larry M. Cains (1)                           Treasurer
-----------------------------------------------------------------------------------------------------

(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  515 West Wells, Milwaukee, WI 53201.

(5)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328


Item 26.  Persons Controlled By Or Under Control With The Depositor Or
          Registrant

         See Exhibit 15.

Items 27. Number Of Contract Owners

         As of December 6, 2002 there were 29,371 Contract Owners.

Item 28. Indemnification

Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     First Fortis Life Insurance Company -- Separate Account A
     Fortis Benefits Insurance Company -- Variable Account C
     Fortis Benefits Insurance Company -- Variable Account D

     (b) Officers and Directors of Woodbury Financial Services, Inc.:

     NAME AND PRINCIPAL BUSINESS ADDRESS   TITLE
     -----------------------------------   -----
     Robert Kerner**                       Director, Chief Executive Officer and President
     Richard Fergesen*                     Chief Financial Officer, Treasurer and Financial Principal
     Walter White*                         Director, Senior Vice President of Operations and
                                           Operations Principal
     John Hite*                            Vice President, Secretary and Chief Legal Officer
     Brian Murphy*                         Vice President
     Mark Cadalbert*                       Chief Compliance Officer
     Sarah Harding*                        Assistant Secretary
     Lois Grady*                           Director

     -----------------------------
     *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
     **  200 Hopmeadow Street, Simsbury CT 06089

     (c)  None.

Item 30. Location Of Accounts And Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:         500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company   500 Bielenberg Drive, Woodbury, MN 55125

Item 31. Management Services

Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 30th day of December, 2002.

VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:      Robert B. Pollock*
     --------------------------------------
         Robert B. Pollock, President

FORTIS BENEFITS INSURANCE COMPANY                    *By: /s/ Marianne O'Doherty
  (Depositor)                                            -----------------------
                                                          Marianne O'Doherty
                                                          Attorney-in-Fact

By:   Robert B. Pollock*
   ----------------------------------------
      Robert B. Pollock, President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board*
Arie Aristide Fakkert
    Director*
Alan W. Feagin
    Director*
Robert Brian Pollock                             *By: /s/ Marianne O'Doherty
    President and Director*                      ------------------------------
    Chief Executive Officer                           Marianne O'Doherty
Michael John Peninger                                 Attorney-in-Fact
    Director*
Larry M. Cains                                   Date:  December 30, 2002
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer
Leslie Silvester
    Director*

    33-37577

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

10(b)      Consent of PricewaterhouseCoopers LLP, Independent Public
           Accountants.

10(c)      Consent of Ernst & Young LLP, Independent Public Accountants.

14         Copy of Power of Attorney.